Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	September 30, 2021
Assets:
Marketable securities held in Trust Account	1	$276,023,886
Liabilities:
Warrant Liability – Public Warrants	1	8,740,000
Warrant Liability – Private Placement Warrants	2	4,762,666
Convertible Promissory Note	3	631,400

Schedule of Valuation Assumptions
The key inputs into the binomial lattice model for the Warrants were as follows:

September 30, 2021
Input	Private Warrants
Market price of public shares	9.94
Risk-free rate	0.94%
Dividend yield	0.00%
Volatility	15.8%
Exercise price	11.50
Effective expiration date	06/16/26
One-touch hurdle
The following significant assumptions used in the valuation model to estimate the fair value of the warrant liabilities were as follows:

Series A Warrants	September 30, 2021	December 31, 2020
Fair value of underlying preferred stock	$14.24	$2.00
Expected life (years)	0.08 – 1.25	2.00
Expected volatility	45.0% – 74.0%	75.7%
Risk-free interest rate	0.04% – 0.14%	0.13%

Series D Warrants	September 30, 2021	December 31, 2020
Fair value of underlying preferred stock	$14.82	$7.21
Expected life (years)	0.08 – 1.25	2.00
Expected volatility	45.0% – 74.0%	75.7%
Risk-free interest rate	0.04% – 0.14%	0.13%
The following significant assumptions used in the valuation model to estimate the fair value of the warrant liabilities were as follows:

	December 31,
Series A Warrants	2020	2019
Fair value of underlying preferred stock	$2.00	$2.29
Expected life (years)	2.00	6.98
Expected volatility	75.7%	70.0%
Risk-free interest rate	0.13%	1.57%

	December 31,
Series D Warrants	2020	2019
Fair value of underlying preferred stock	$7.21	n/a
Expected life (years)	2.00	n/a
Expected volatility	75.7%	n/a
Risk-free interest rate	0.13%	n/a

Summary of Changes in the Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities as Level 3 measurements:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 4, 2021	5,865,600	10,764,000	16,629,600
Change in fair value	1,554,133	2,852,000	4,406,133
Transfers out of Level 3 to Level 1	—	(13,616,000)	(13,616,000)
Transfers out of Level 3 to Level 2	(7,419,733)	—	(7,419,733)
Fair value as of June 30, 2021	$—	$—	$—
The following table reconciles the change in the fair value of the warrant liabilities based on Level 3 inputs:

	Warrant Liabilities
	Series A	Series D
Fair value as of December 31, 2019	$52	$—
Issuance of warrants	—	1,803
Change in fair value	2	793
Fair value as of December 31, 2020	54	2,596
Change in fair value	369	6,933
Fair value as of September 30, 2021	$423	$9,529

The following table reconciles the change in the fair value of the warrant liabilities based on Level 3 inputs:

	Warrant Liabilities
	Series A	Series D
Fair value as of December 31, 2018	$53	$—
Change in fair value	(1)	—
Fair value as of December 31, 2019	52	—
Issuance of warrants	—	1803
Change in fair value	2	793
Fair value as of December 31, 2020	$54	$2596